UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 08/06/2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:       $121,811


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     2570    64739 SH       DEFINED                 63794        0      945
Amgen Inc                      COM              031162100     2893    54992 SH       DEFINED                 54252        0      740
Automatic Data Processing Inc  COM              053015103     5263   130723 SH       DEFINED                128823        0     1900
Avery Dennison Corp            COM              053611109     2381    74090 SH       DEFINED                 73940        0      150
BP P.L.C. Spons ADR            COM              055622104      366    12662 SH       SOLE                    12662        0        0
Bristol-Myers Squibb Co        COM              110122108      444    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1449    35954 SH       DEFINED                 35534        0      420
Carnival Corp                  COM              143658300     2119    70070 SH       DEFINED                 69085        0      985
Chevron Corp New               COM              166764100      878    12943 SH       DEFINED                 11797        0     1146
Devon Energy Corp              COM              25179M103     3270    53683 SH       DEFINED                 52452        0     1231
Disney Walt Co.                COM              254687106     3515   111591 SH       DEFINED                110066        0     1525
EMC Corporation                COM              268648102     2945   160953 SH       DEFINED                159418        0     1535
Ecolab Inc                     COM              278865100     2992    66630 SH       DEFINED                 65645        0      985
Electronic Arts                COM              285512109      534    37114 SH       SOLE                    37114        0        0
Exxon Mobil Corp               COM              30231G102     2860    50121 SH       SOLE                    50121        0        0
General Electric Co            COM              369604103     2166   150225 SH       DEFINED                150010        0      215
Hewlett-Packard Co             COM              428236103     4497   103897 SH       DEFINED                102322        0     1575
Intl Business Machines         COM              459200101     6123    49587 SH       DEFINED                 49037        0      550
JPMorgan Chase & Co            COM              46625H100     2862    78175 SH       DEFINED                 76990        0     1185
Jacobs Engineering             COM              469814107     2218    60875 SH       DEFINED                 59985        0      890
Johnson & Johnson              COM              478160104     4372    74026 SH       DEFINED                 73361        0      665
Life Technologies              COM              53217V109     1084    22935 SH       DEFINED                 22615        0      320
McDonalds Corp                 COM              580135101      468     7100 SH       SOLE                     7100        0        0
Medtronic Inc                  COM              585055106     1505    41486 SH       DEFINED                 40961        0      525
Microsoft Corp                 COM              594918104     4753   206548 SH       DEFINED                203798        0     2750
Motorola Inc                   COM              620076109      191    29298 SH       SOLE                    29298        0        0
NextEra Energy Inc             COM              65339F101      316     6477 SH       SOLE                     6477        0        0
Nighthawk Radiology Hldgs Inc  COM              65411N105      106    40960 SH       SOLE                    40960        0        0
Nordstrom Inc                  COM              655664100     4181   129879 SH       DEFINED                127794        0     2085
Omnicom Group                  COM              681919106     4799   139907 SH       DEFINED                138187        0     1720
Pepsico Inc                    COM              713448108     5764    94572 SH       DEFINED                 93562        0     1010
Pfizer Inc                     COM              717081103     1081    75794 SH       SOLE                    75794        0        0
Pitney Bowes Inc               COM              724479100      435    19825 SH       SOLE                    19825        0        0
Precision Castparts Corp       COM              740189105     2281    22165 SH       DEFINED                 21855        0      310
Procter & Gamble Company       COM              742718109     7935   132298 SH       DEFINED                131053        0     1245
Qualcomm Inc.                  COM              747525103      450    13710 SH       SOLE                    13710        0        0
Raytheon Co                    COM              755111507      367     7574 SH       SOLE                     7574        0        0
SVB Financial Group            COM              78486Q101     1116    27075 SH       DEFINED                 26705        0      370
Schlumberger Limited           COM              806857108     5516    99667 SH       DEFINED                 98237        0     1430
Stericycle Inc.                COM              858912108     2465    37590 SH       DEFINED                 37050        0      540
Swift Energy Co                COM              870738101     1434    53303 SH       DEFINED                 51903        0     1400
Teva Pharmaceutical Inds ADR   COM              881624209     3700    71160 SH       DEFINED                 70210        0      950
Texas Instruments Incorporated COM              882508104      372    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2112   102157 SH       DEFINED                101191        0      966
Wal Mart Stores Inc            COM              931142103     6479   134777 SH       DEFINED                133382        0     1395
Walgreen Co.                   COM              931422109     4404   164957 SH       DEFINED                163267        0     1690
Western Union Corp             COM              959802109     1780   119388 SH       DEFINED                117478        0     1910